Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Segments [Abstract]
Summary of significant accounting policies

Net Sales (1):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$512	$568	$1,616	$1,780
Quartz	59	85	175	261

Total	$571	$653	$1,791	$2,041

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

Segment EBITDA:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	$51	$97	$164	$344

	Silicones	Quartz	Other	Total
Year ended December 31, 2011:
Net sales (a)	$2,310	$327	$—	$2,637
Segment EBITDA	291	101	(13)	379
Depreciation and amortization	170	27	—	197
Capital expenditures	89	22	—	111

	Silicones	Quartz	Other	Total
Year ended December 31, 2010:
Net sales (a)	$2,286	$302	$—	$2,588
Segment EBITDA	433	92	(33)	492
Depreciation and amortization	169	28	—	197
Capital expenditures	76	19	—	95

	Silicones	Quartz	Other	Total
Year ended December 31, 2009:
Net sales (a)	$1,913	$170	$—	$2,083
Segment EBITDA	253	21	(13)	261
Depreciation and amortization	162	29	—	191
Capital expenditures	68	9	—	77

The following represents a summary of total assets at December 31,

	2011	2010
Silicones	$2,775	$2,900
Quartz	355	338
Other	35	54

Total assets (b)	$3,165	$3,292

(a)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.
(b)	Deferred income taxes are included within corporate and other items as reconciling amounts to the Company’s total assets as presented on the Consolidated Balance Sheets.

Revenues from external customers and long lived assets by geographical areas

	Year Ended December 31,
	2011	2010	2009
Net sales:
United States	$847	$844	$659
Canada	44	44	37
Pacific	816	824	632
Europe	813	779	675
Mexico and Brazil	117	97	80

	$2,637	$2,588	$2,083

	December 31,
	2011	2010
Total long-lived assets:
United States	$579	$599
Canada	18	18
Pacific	826	833
Europe	628	663
Mexico and Brazil	7	7

	$2,058	$2,120

Reconciliation Of Segment EbitaToNetIncome

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Segment EBITDA:
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	51	97	164	344

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	1	(13)	(9)	(4)
Restructuring and other costs	(9)	(8)	(35)	(24)

Total adjustments	(8)	(21)	(44)	(28)
Interest expense, net	(71)	(64)	(197)	(193)
Income tax (expense) benefit	(5)	5	(9)	(22)
Depreciation and amortization	(48)	(49)	(142)	(147)
Loss on extinguishment and exchange of debt	—	—	(6)	—

Net loss	$(81)	$(32)	$(234)	$(46)

Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2011	2010	2009
Segment EBITDA:
Silicones	$291	$433	$253
Quartz	101	92	21
Other	(13)	(33)	(13)

Total	379	492	261

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	(8)	(7)	5
Restructuring and other costs	(39)	(27)	(23)

Total adjustments	(47)	(34)	(18)
Interest expense, net	(256)	(249)	(258)
Income tax (expense) benefit	(27)	2	(15)
Depreciation and amortization	(197)	(197)	(191)
Gain (loss) on extinguishment and exchange of debt	7	(78)	179

Net loss	$(141)	$(64)	$(42)